Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Investments
Unrealized gains (losses) on trading securities	$ (12)	$ (7)	$ (1)
Total short term investments, amortized cost	1,269	497
Total short term investments, fair value	1,254	491
Available-for-sale securities.
Investments
Amortized Cost	81	167
Fair Value	81	167
Money market funds
Investments
Amortized Cost	81	142
Fair Value	81	142
Money market funds | Denominated in foreign currencies
Investments
Fair Value	3
Money market funds | Denominated in other foreign currencies
Investments
Fair Value		8
Corporate bonds
Investments
Amortized Cost		11
Fair Value		11
U.S. Government agency securities
Investments
Amortized Cost		10
Fair Value		10
Other available-for-sale securities
Investments
Amortized Cost		4
Fair Value		4
Trading securities.
Investments
Amortized Cost	1,188	330
Fair Value	1,173	324
Domestic equity securities
Investments
Amortized Cost	475	115
Fair Value	466	115
Domestic debt securities
Investments
Amortized Cost	452	5
Fair Value	450	5
Foreign equity securities
Investments
Amortized Cost	120
Fair Value	120
Foreign equity securities | Denominated in foreign currencies
Investments
Fair Value	80
Foreign equity securities | Denominated in Euros
Investments
Fair Value	25
Foreign equity securities | Denominated in Japanese Yen
Investments
Fair Value	20
Foreign equity securities | Denominated in British pounds
Investments
Fair Value	15
Foreign equity securities | Denominated in Swiss Franc
Investments
Fair Value	7
Foreign equity securities | Denominated in other foreign currencies
Investments
Fair Value	13
High yield trading debt securities
Investments
Amortized Cost	108	188
Fair Value	104	182
Money market funds held in trading accounts
Investments
Amortized Cost	22	21
Fair Value	22	21
Collateralized loan obligation
Investments
Amortized Cost	10
Fair Value	10
Other trading securities
Investments
Amortized Cost	1	1
Fair Value	$ 1	1
Morocco | Grain trading and poultry business
Investments
Cost method investment ownership percentage	12.00%
Amount invested under cost method	$ 18
Other non-current assets
Investments
Cost method investments	$ 20	$ 4